Share-based payments - Long-term Incentive Plan (Details)	Dec. 20, 2022	Dec. 31, 2022
Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period	2 years
Restricted Stock Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of bonus receivable in award		50.00%
Percent of employee eligible to receive additional award		15.00%
Vesting period	3 years
Restricted Stock Units (RSU) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of employee eligible to receive additional award		50.00%